Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	RRTS
Entity Registrant Name	Roadrunner Transportation Systems, Inc.
Entity Central Index Key	0001440024
Entity Filer Category	Accelerated Filer